JPMorgan Investor Conservative Growth Fund
Schedule of Portfolio Investments as of March 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2024.

JPMorgan Investor Conservative Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 87.9%
Alternative Assets — 1.0%
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	4,133	40,008
Fixed Income — 62.4%
JPMorgan Core Bond Fund Class R6 Shares (a)	130,590	1,330,718
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	82,705	592,992
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	6,609	41,043
JPMorgan Government Bond Fund Class R6 Shares (a)	4,618	43,502
JPMorgan High Yield Fund Class R6 Shares (a)	17,721	113,945
JPMorgan Income Fund Class R6 Shares (a)	30,997	259,754
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	8,477	77,397
Total Fixed Income		2,459,351
International Equity — 4.0%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	1,619	49,273
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,423	38,437
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	859	28,671
JPMorgan International Equity Fund Class R6 Shares (a)	2,054	41,223
Total International Equity		157,604
U.S. Equity — 20.5%
JPMorgan Equity Income Fund Class R6 Shares (a)	3,882	95,308
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	1,629	119,431
JPMorgan Large Cap Value Fund Class R6 Shares (a)	2,856	58,042
JPMorgan Mid Cap Growth Fund Class R6 Shares * (a)	1,060	56,281
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	327	18,716
JPMorgan Small Cap Value Fund Class R6 Shares (a)	749	21,298
JPMorgan U.S. Equity Fund Class R6 Shares (a)	6,607	156,836
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	1,305	99,337
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	2,197	89,786
JPMorgan Value Advantage Fund Class R6 Shares (a)	2,453	95,418
Total U.S. Equity		810,453
Total Investment Companies (Cost $3,238,438)		3,467,416
Exchange-Traded Funds — 11.0%
Fixed Income — 5.8%
JPMorgan Limited Duration Bond ETF (a)	4,443	226,359
International Equity — 4.2%
JPMorgan International Research Enhanced Equity ETF (a)	2,635	164,991
U.S. Equity — 1.0%
JPMorgan Market Expansion Enhanced Equity ETF (a)	694	40,608
Total Exchange-Traded Funds (Cost $358,657)		431,958

JPMorgan Investor Conservative Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.2%
Investment Companies — 1.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b) (Cost $46,315)	46,315	46,315
Total Investments — 100.1% (Cost $3,643,410)		3,945,689
Liabilities in Excess of Other Assets — (0.1)%		(2,851)
NET ASSETS — 100.0%		3,942,838

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Investor Conservative Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,945,689	$—	$—	$3,945,689

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Investor Conservative Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$1,290,115	$132,460	$89,899	$(21,047)	$19,089	$1,330,718	130,590	$38,326	$—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	572,357	55,159	33,657	(8,817)	7,950	592,992	82,705	19,647	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	39,350	1,813	1,919	(722)	2,521	41,043	6,609	1,814	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	60,185	913	12,367	(330)	872	49,273	1,619	913	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	47,186	1,308	10,808	(1,258)	2,009	38,437	2,423	1,308	—
JPMorgan Equity Income Fund Class R6 Shares (a)	89,410	2,197	5,061	126	8,636	95,308	3,882	1,562	634
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	30,559	912	5,756	726	2,230	28,671	859	912	—
JPMorgan Government Bond Fund Class R6 Shares (a)	43,458	910	744	(201)	79	43,502	4,618	911	—
JPMorgan High Yield Fund Class R6 Shares (a)	117,739	5,577	13,615	(2,230)	6,474	113,945	17,721	5,577	—
JPMorgan Income Fund Class R6 Shares (a)	266,421	10,383	23,935	(4,147)	11,032	259,754	30,997	10,383	—
JPMorgan International Equity Fund Class R6 Shares (a)	34,619	3,904	784	33	3,451	41,223	2,054	927	—
JPMorgan International Research Enhanced Equity ETF (a)	157,714	—	7,356	908	13,725	164,991	2,635	4,255	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	121,874	1,840	31,574	6,037	21,254	119,431	1,629	351	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	56,157	4,263	7,390	364	4,648	58,042	2,856	781	1,993
JPMorgan Limited Duration Bond ETF (a)	—	235,460	17,168	(408)	8,475	226,359	4,443	5,894	—
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	319,267	962	316,960	(2,627)	(642)	—	—	962	—
JPMorgan Market Expansion Enhanced Equity ETF (a)	54,664	—	21,426	3,456	3,914	40,608	694	683	—
JPMorgan Mid Cap Growth Fund Class R6 Shares (a) *	63,080	—	16,090	(1,832)	11,123	56,281	1,060	—	—
JPMorgan Realty Income ETF (a)	4,589	—	4,652	(543)	606	—	—	—	—
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	80,105	2,073	6,508	(714)	2,441	77,397	8,477	2,073	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	19,712	799	3,092	(795)	2,092	18,716	327	195	604
JPMorgan Small Cap Value Fund Class R6 Shares (a)	30,809	448	13,703	691	3,053	21,298	749	402	45
JPMorgan U.S. Equity Fund Class R6 Shares (a)	161,741	6,238	39,042	18,677	9,222	156,836	6,607	1,164	1,725
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	101,082	1,067	23,838	6,864	14,162	99,337	1,305	492	576
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	40,895	420,879	415,459	—	—	46,315	46,315	1,761	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	92,922	2,788	21,914	5,099	10,891	89,786	2,197	816	111

JPMorgan Investor Conservative Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	$40,946	$1,158	$3,078	$(360)	$1,342	$40,008	4,133	$1,158	$—
JPMorgan Value Advantage Fund Class R6 Shares (a)	90,575	6,352	10,517	84	8,924	95,418	2,453	1,635	4,717
Total	$4,027,531	$899,863	$1,158,312	$(2,966)	$179,573	$3,945,689		$104,902	$10,405

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.
*	Non-income producing security.